Revenue - Narratives (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) T $ / lb	Jun. 30, 2024 USD ($)	Dec. 31, 2024 T $ / lb
Revenue
Total	$ 163,228	$ 182,160
Copper metal tonnes payable | T	11,826.73		9,949.32
Average provisional price per tonne | $ / lb	9,551.84		9,140.24
Copper
Revenue
Total	$ 156,456	176,270
Sliver
Revenue
Total	$ 6,772	$ 5,890